ADMINISTRATIVE EXPENSES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
External administrative expenses	2,830	2,571	1,185
Maintenance and security expenses	1,593	951	569
Communication expenses	1,531	1,278	821
Technology expenses	1,320	992	764
Rent expenses (Note 30c)	841	795	394
Advertising expenses	677	514	373
Transportation costs	598	385	282
Banking and brokerage fees	596	563	593
Other marketing expenses	570	324	259
Credit card outsourcing processing fees	561	307	162
Office and technology supplies	483	299	231
Utilities	282	266	175
Traveling expenses	170	120	97
Other	723	636	504
TOTAL	12,775	10,001	6,409